Commitments and contingencies (Details)	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
2018	$ 394,076
2019	337,328
2020	298,439
2021-2026	1,526,481
Office Space [Member]
Other Commitments [Line Items]
2018	394,076
2019	337,328
2020	298,439
2021-2026	$ 1,526,481